Payden High Income Fund

Schedule of Investments
- January 31, 2023 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (2%
)
1,600,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
7.74%, 1/25/52 CAD (a)(b) $ 1,120
1,895,916 JPMorgan Chase Bank N.A.-CACLN 2021-1
144A, 28.35%, 9/25/28 (b) 2,151
1,700,000 LoanCore Issuer Ltd. 2018-CRE1 144A, (1 mo.
LIBOR USD + 2.950%), 7.41%, 5/15/28 (b)(c) 1,654
2,500,000 Madison Park Funding XIII Ltd. 2014-13A
144A, (3 mo. LIBOR USD + 2.850%), 7.65%,
4/19/30 (b)(c) 2,418
1,250,000 Santander Bank Auto Credit-Linked Notes Series
2022-A 144A, 9.97%, 5/15/32 (b) 1,219
2,000,000 Santander Bank Auto Credit-Linked Notes Series
2022-B 144A, 11.91%, 8/16/32 (b) 1,928
1,660,000 Santander Bank Auto Credit-Linked Notes Series
2022-C 144A, 14.59%, 12/15/32 (b) 1,669
Total Asset Backed (Cost - $12,179)
12,159
Bank Loans(d) (3%
)
2,200,000 ABG Intermediate Holdings 2 LLC Term Loan
2L, (1 mo. Term Secured Overnight Financing
Rate + 5.000%), 10.56%, 12/20/29  2,036
3,503,000 Ascent Resources Utica Holdings LLC Term Loan
2L, (LIBOR USD 3-Month + 9.000%), 13.82%,
11/01/25  3,722
1,256,250 Crocs Inc. Term Loan B 1L, (3 mo. Term Secured
Overnight Financing Rate + 3.500%), 7.73%,
2/20/29  1,250
1,075,431 GOBP Holdings Inc. Term Loan B 1L, (LIBOR
USD 3-Month + 2.750%), 8.19%, 10/22/25  1,079
4,200,000 MIC Glen LLC Term Loan 2L, (LIBOR USD
1-Month + 6.750%), 11.32%, 7/20/29  3,822
2,000,000 Naked Juice LLC Term Loan 2L, (3 mo. Term
Secured Overnight Financing Rate + 6.500%),
10.68%, 1/24/30  1,678
930,833 Organon & Co. Term Loan B 1L, (LIBOR USD
3-Month + 3.000%), 7.75%, 6/02/28  931
985,000 PetsMart LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.500%),
8.27%, 2/11/28  980
1,270,000 Sotera Health Holdings LLC Term Loan 1L,
(LIBOR USD 3-Month + 2.750%), 7.58%,
12/11/26  1,226
2,505,000 Tacala Investment Corp. Term Loan B 2L,
(LIBOR USD 1-Month + 7.500%), 12.07%,
2/04/28  2,293
Total Bank Loans (Cost - $19,944)
19,017
Corporate Bond (87%
)
Automotive  (3%)
2,500,000 Allison Transmission Inc. 144A, 3.75%,
1/30/31 (b) 2,118
586,000 American Axle & Manufacturing Inc. , 6.25%,
3/15/26  552
1,000,000 American Axle & Manufacturing Inc. , 6.50%,
4/01/27 (e) 924
2,500,000 Ford Motor Co. , 4.75%, 1/15/43  1,954
4,300,000 Ford Motor Credit Co. LLC , 2.90%, 2/10/29  3,592
2,000,000 Ford Motor Credit Co. LLC , 3.82%, 11/02/27  1,807
3,250,000 Ford Motor Credit Co. LLC , 4.95%, 5/28/27  3,106
200,000 Ford Motor Credit Co. LLC , 7.35%, 3/06/30  210
3,000,000 Goodyear Europe BV , 2.75%, 8/15/28 EUR (a)(f) 2,644
1,000,000 IHO Verwaltungs GmbH , 3.75%, 9/15/26
EUR (a)(f) 981
Principal
or Shares Security Description
Value
(000)
2,500,000 Jaguar Land Rover Automotive PLC 144A,
5.50%, 7/15/29 (b) $ 1,997
19,885
Banking  (1%)
1,500,000 Citigroup Inc. , (3 mo. LIBOR USD + 4.068%),
8.87% (c)(g) 1,516
1,750,000 Intesa Sanpaolo SpA 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.600%), 4.20%, 6/01/32 (b)(c) 1,394
2,910
Basic Industry  (10%)
2,500,000 ams-OSRAM AG , 6.00%, 7/31/25 EUR (a)(e)(f) 2,630
2,500,000 ARD Finance SA 144A, 6.50%, 6/30/27 (b) 1,965
3,000,000 Ardagh Metal Packaging Finance USA LLC/
Ardagh Metal Packaging Finance PLC , 2.00%,
9/01/28 EUR (a)(f) 2,728
3,450,000 Bombardier Inc. 144A, 7.13%, 6/15/26 (b) 3,446
3,000,000 Builders FirstSource Inc. 144A, 4.25%,
2/01/32 (b) 2,585
2,750,000 Coeur Mining Inc. 144A, 5.13%, 2/15/29 (b)(e) 2,218
2,000,000 Consolidated Energy Finance SA 144A, 5.63%,
10/15/28 (b) 1,743
2,500,000 Eldorado Gold Corp. 144A, 6.25%, 9/01/29 (b) 2,294
1,500,000 FMG Resources August 2006 Pty Ltd. 144A,
4.38%, 4/01/31 (b) 1,322
2,000,000 FMG Resources August 2006 Pty Ltd. 144A,
4.50%, 9/15/27 (b) 1,912
1,500,000 GrafTech Finance Inc. 144A, 4.63%,
12/15/28 (b) 1,280
2,500,000 H&E Equipment Services Inc. 144A, 3.88%,
12/15/28 (b) 2,204
2,625,000 Howmet Aerospace Inc. , 3.00%, 1/15/29  2,294
3,000,000 Kaiser Aluminum Corp. 144A, 4.50%,
6/01/31 (b) 2,541
2,500,000 KBR Inc. 144A, 4.75%, 9/30/28 (b) 2,269
1,895,000 MasTec Inc. 144A, 6.63%, 8/15/29 (b) 1,732
1,125,000 Mauser Packaging Solutions Holding Co. 144A,
7.88%, 8/15/26 (b) 1,136
1,500,000 Meritage Homes Corp. , 5.13%, 6/06/27  1,439
2,350,000 Moog Inc. 144A, 4.25%, 12/15/27 (b) 2,183
3,650,000 NOVA Chemicals Corp. 144A, 4.25%,
5/15/29 (b)(e) 3,135
2,000,000 Novelis Sheet Ingot GmbH , 3.38%, 4/15/29
EUR (a)(f) 1,901
745,000 SCIH Salt Holdings Inc. 144A, 6.63%,
5/01/29 (b) 638
1,000,000 Spirit AeroSystems Inc. 144A, 7.50%,
4/15/25 (b) 1,005
1,050,000 Spirit AeroSystems Inc. 144A, 9.38%,
11/30/29 (b) 1,142
1,000,000 Standard Industries Inc. , 2.25%, 11/21/26
EUR (a)(f) 948
1,500,000 Standard Industries Inc. 144A, 4.38%,
7/15/30 (b) 1,284
1,000,000 Standard Industries Inc. 144A, 4.75%,
1/15/28 (b) 938
3,000,000 Terex Corp. 144A, 5.00%, 5/15/29 (b) 2,805
2,500,000 TransDigm Inc. , 4.88%, 5/01/29  2,259
1,500,000 TransDigm UK Holdings PLC , 6.88%, 5/15/26  1,488
1,000,000 Tri Pointe Homes Inc. , 5.70%, 6/15/28  939
1,500,000 TriMas Corp. 144A, 4.13%, 4/15/29 (b) 1,337

Payden Mutual Funds
Payden High Income Fund
continued
Principal
or Shares Security Description
Value
(000)
2,500,000 TTM Technologies Inc. 144A, 4.00%,
3/01/29 (b) $ 2,187
1,500,000 Tutor Perini Corp. 144A, 6.88%, 5/01/25 (b)(e) 1,338
1,500,000 Univar Solutions USA Inc. 144A, 5.13%,
12/01/27 (b) 1,452
3,000,000 VM Consolidated Inc. 144A, 5.50%, 4/15/29 (b) 2,767
67,484
Consumer Finance  (1%)
3,900,000 Synchrony Financial , 7.25%, 2/02/33  3,909
Consumer Goods  (4%)
1,600,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 3.50%,
3/15/29 (b) 1,383
1,900,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 4.88%,
2/15/30 (b) 1,750
2,500,000 Coty Inc. , 4.75%, 4/15/26 EUR (a)(e)(f) 2,623
875,000 Coty Inc./HFC Prestige Products Inc./HFC
Prestige International U.S. LLC 144A, 4.75%,
1/15/29 (b) 795
2,500,000 KeHE Distributors LLC/KeHE Finance Corp.
144A, 8.63%, 10/15/26 (b) 2,514
1,350,000 Newell Brands Inc. , 5.63%, 4/01/36  1,204
1,800,000 Post Holdings Inc. 144A, 4.50%, 9/15/31 (b) 1,555
900,000 Post Holdings Inc. 144A, 4.63%, 4/15/30 (b) 793
1,000,000 Post Holdings Inc. 144A, 5.50%, 12/15/29 (b) 929
3,000,000 Primo Water Holdings Inc. , 3.88%, 10/31/28
EUR (a)(f) 2,878
3,000,000 Simmons Foods Inc./Simmons Prepared Foods
Inc./Simmons Pet Food Inc./Simmons Feed
144A, 4.63%, 3/01/29 (b) 2,548
2,500,000 U.S. Foods Inc. 144A, 4.75%, 2/15/29 (b) 2,290
2,100,000 United Natural Foods Inc. 144A, 6.75%,
10/15/28 (b) 2,029
1,500,000 Winnebago Industries Inc. 144A, 6.25%,
7/15/28 (b) 1,444
24,735
Containers & Packaging  (0%)
2,500,000 Sealed Air Corp. 144A, 6.13%, 2/01/28 (b) 2,525
Energy  (12%)
1,000,000 Apache Corp. , 5.10%, 9/01/40  874
700,000 Apache Corp. , 5.25%, 2/01/42  589
2,081,000 Ascent Resources Utica Holdings LLC/ARU
Finance Corp. 144A, 9.00%, 11/01/27 (b) 2,575
1,600,000 Delek Logistics Partners LP/Delek Logistics
Finance Corp. 144A, 7.13%, 6/01/28 (b) 1,470
645,000 Earthstone Energy Holdings LLC 144A, 8.00%,
4/15/27 (b) 630
2,250,000 Enerflex Ltd. 144A, 9.00%, 10/15/27 (b) 2,295
2,700,000 Energy Transfer LP , 5.00%, 5/15/50  2,361
800,000 EnQuest PLC 144A, 11.63%, 11/01/27 (b) 787
800,000 EQM Midstream Partners LP 144A, 7.50%,
6/01/27 (b) 801
1,100,000 EQM Midstream Partners LP 144A, 7.50%,
6/01/30 (b) 1,100
2,950,000 Genesis Energy LP/Genesis Energy Finance
Corp. , 8.00%, 1/15/27  2,917
2,420,000 Genesis Energy LP/Genesis Energy Finance
Corp. , 8.88%, 4/15/30  2,462
1,502,000 Geopark Ltd. 144A, 5.50%, 1/17/27 (b) 1,335
1,125,000 Hilcorp Energy I LP/Hilcorp Finance Co. 144A,
6.25%, 4/15/32 (b) 1,040
Principal
or Shares Security Description
Value
(000)
1,400,000 Holly Energy Partners LP/Holly Energy Finance
Corp. 144A, 5.00%, 2/01/28 (b) $ 1,305
2,500,000 Howard Midstream Energy Partners LLC 144A,
6.75%, 1/15/27 (b) 2,440
3,500,000 International Petroleum Corp. 144A, 7.25%,
2/01/27 (b)(f) 3,321
4,000,000 KLX Energy Services Holdings Inc. 144A,
11.50%, 11/01/25 (b) 3,785
900,000 Kosmos Energy Ltd. 144A, 7.13%, 4/04/26 (b) 815
3,350,000 Kosmos Energy Ltd. 144A, 7.75%, 5/01/27 (b) 2,986
2,025,000 Marathon Oil Corp. , 6.80%, 3/15/32  2,173
2,180,000 Moss Creek Resources Holdings Inc. 144A,
7.50%, 1/15/26 (b) 2,017
1,500,000 Nabors Industries Inc. 144A, 7.38%, 5/15/27 (b) 1,504
1,500,000 Nabors Industries Ltd. 144A, 7.25%, 1/15/26 (b) 1,461
1,599,000 Nabors Industries Ltd. 144A, 7.50%, 1/15/28 (b) 1,527
1,400,000 Northriver Midstream Finance LP 144A, 5.63%,
2/15/26 (b) 1,346
3,400,000 Occidental Petroleum Corp. , 6.20%, 3/15/40  3,440
2,000,000 Occidental Petroleum Corp. , 6.60%, 3/15/46  2,132
1,000,000 Occidental Petroleum Corp. , 7.88%, 9/15/31  1,134
2,025,000 Ovintiv Inc. , 7.38%, 11/01/31  2,259
3,000,000 PBF Holding Co. LLC/PBF Finance Corp. ,
6.00%, 2/15/28  2,833
2,550,000 Shelf Drilling Holdings Ltd. 144A, 8.25%,
2/15/25 (b) 2,413
2,500,000 Summit Midstream Holdings LLC/Summit
Midstream Finance Corp. 144A, 8.50%,
10/15/26 (b) 2,437
1,750,000 Tamarack Valley Energy Ltd. , 7.25%, 5/10/27
CAD (a) 1,259
1,500,000 TerraForm Power Operating LLC 144A, 4.75%,
1/15/30 (b) 1,352
1,250,000 TerraForm Power Operating LLC 144A, 5.00%,
1/31/28 (b) 1,176
2,350,000 Transocean Inc. 144A, 7.25%, 11/01/25 (b) 2,242
2,400,000 Venture Global Calcasieu Pass LLC 144A,
4.13%, 8/15/31 (b) 2,131
3,400,000 Vermilion Energy Inc. 144A, 6.88%, 5/01/30 (b) 3,142
685,000 Weatherford International Ltd. 144A, 8.63%,
4/30/30 (b) 692
2,000,000 Western Midstream Operating LP , 5.45%,
4/01/44  1,763
76,321
Equity Real Estate Investment Trusts (REITs)  (0%)
2,000,000 Office Properties Income Trust , 2.40%, 2/01/27  1,539
Financial Services  (7%)
2,000,000 AG TTMT Escrow Issuer LLC 144A, 8.63%,
9/30/27 (b) 2,066
2,600,000 Aircastle Ltd. 144A, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.410%), 5.25% (b)(c)(g) 2,145
2,550,000 Ally Financial Inc. B, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.868%), 4.70% (c)(g) 2,105
3,100,000 Compass Group Diversified Holdings LLC 144A,
5.25%, 4/15/29 (b) 2,794
2,500,000 Enact Holdings Inc. 144A, 6.50%, 8/15/25 (b) 2,465
2,500,000 goeasy Ltd. 144A, 5.38%, 12/01/24 (b) 2,397
2,000,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 5.25%, 5/15/27  1,865
1,500,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 6.25%, 5/15/26  1,482

Principal
or Shares Security Description
Value
(000)
900,000 Jane Street Group/JSG Finance Inc. 144A,
4.50%, 11/15/29 (b) $ 805
3,650,000 Jefferson Capital Holdings LLC 144A, 6.00%,
8/15/26 (b) 3,052
2,500,000 Midcap Financial Issuer Trust 144A, 6.50%,
5/01/28 (b) 2,203
2,500,000 Nationstar Mortgage Holdings Inc. 144A,
5.13%, 12/15/30 (b) 2,028
2,000,000 Navient Corp. , 5.50%, 3/15/29  1,772
1,750,000 Navient Corp. , 5.63%, 8/01/33  1,359
1,000,000 Navient Corp. , 5.88%, 10/25/24  990
1,000,000 OneMain Finance Corp. , 4.00%, 9/15/30  799
1,000,000 OneMain Finance Corp. , 5.38%, 11/15/29  877
350,000 OneMain Finance Corp. , 6.63%, 1/15/28  341
2,500,000 OneMain Finance Corp. , 6.88%, 3/15/25  2,495
2,500,000 PennyMac Financial Services Inc. 144A, 4.25%,
2/15/29 (b) 2,059
2,000,000 PRA Group Inc. 144A, 5.00%, 10/01/29 (b) 1,720
2,000,000 PRA Group Inc. 144A, 7.38%, 9/01/25 (b) 1,986
2,500,000 Rocket Mortgage LLC/Rocket Mortgage Co.-
Issuer Inc. 144A, 3.88%, 3/01/31 (b) 2,040
41,845
Health Care Providers & Services  (1%)
3,250,000 Tenet Healthcare Corp. , 4.38%, 1/15/30  2,894
750,000 Tenet Healthcare Corp. , 4.63%, 6/15/28  696
3,000,000 Tenet Healthcare Corp. , 6.13%, 10/01/28  2,809
6,399
Healthcare  (5%)
800,000 Bausch Health Cos. Inc. 144A, 4.88%,
6/01/28 (b) 515
2,050,000 Bausch Health Cos. Inc. 144A, 6.13%,
2/01/27 (b) 1,402
2,000,000 BellRing Brands Inc. 144A, 7.00%, 3/15/30 (b) 1,988
2,200,000 CHS/Community Health Systems Inc. 144A,
5.25%, 5/15/30 (b) 1,778
2,500,000 CHS/Community Health Systems Inc. 144A,
8.00%, 12/15/27 (b) 2,360
2,500,000 DaVita Inc. 144A, 3.75%, 2/15/31 (b) 1,947
4,500,000 Medline Borrower LP 144A, 3.88%, 4/01/29 (b) 3,853
3,500,000 Organon & Co./Organon Foreign Debt Co.-Issuer
BV , 2.88%, 4/30/28 EUR (a)(f) 3,334
2,650,000 Owens & Minor Inc. 144A, 6.63%, 4/01/30 (b) 2,347
2,400,000 Prestige Brands Inc. 144A, 3.75%, 4/01/31 (b) 2,041
2,500,000 Prime Healthcare Services Inc. 144A, 7.25%,
11/01/25 (b) 2,206
1,900,000 Radiology Partners Inc. 144A, 9.25%,
2/01/28 (b) 1,152
1,000,000 RP Escrow Issuer LLC 144A, 5.25%,
12/15/25 (b) 817
2,500,000 Select Medical Corp. 144A, 6.25%, 8/15/26 (b) 2,445
3,500,000 Syneos Health Inc. 144A, 3.63%, 1/15/29 (b) 2,836
1,100,000 Tenet Healthcare Corp. 144A, 6.13%,
6/15/30 (b) 1,069
1,500,000 Teva Pharmaceutical Finance Netherlands III BV ,
3.15%, 10/01/26  1,348
33,438
Independent Power and Renewable Electricity
Producers  (0%)
2,000,000 TransAlta Corp. , 7.75%, 11/15/29  2,059
Insurance  (2%)
2,430,000 Alliant Holdings Intermediate LLC/Alliant
Holdings Co.-Issuer 144A, 6.75%, 10/15/27 (b) 2,277
Principal
or Shares Security Description
Value
(000)
1,750,000 Assurant Inc. , (3 mo. LIBOR USD + 4.135%),
7.00%, 3/27/48 (c)(e) $ 1,740
2,500,000 BroadStreet Partners Inc. 144A, 5.88%,
4/15/29 (b) 2,212
3,550,000 Enstar Finance LLC , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.006%), 5.50%, 1/15/42 (c) 2,933
2,200,000 HUB International Ltd. 144A, 5.63%,
12/01/29 (b) 1,971
11,133
Leisure  (5%)
2,000,000 Caesars Entertainment Inc. 144A, 6.25%,
7/01/25 (b) 1,994
1,000,000 Carnival Corp. 144A, 5.75%, 3/01/27 (b) 831
2,000,000 Carnival Corp. 144A, 6.00%, 5/01/29 (b) 1,583
3,450,000 Carnival Corp. 144A, 7.63%, 3/01/26 (b) 3,144
1,000,000 Carnival Corp. , 10.13%, 2/01/26 EUR (a)(f) 1,136
2,500,000 CDI Escrow Issuer Inc. 144A, 5.75%,
4/01/30 (b) 2,372
1,500,000 Churchill Downs Inc. 144A, 4.75%, 1/15/28 (b) 1,406
2,500,000 Cinemark USA Inc. 144A, 5.25%, 7/15/28 (b) 2,052
1,900,000 Las Vegas Sands Corp. , 3.50%, 8/18/26  1,771
2,000,000 MajorDrive Holdings IV LLC 144A, 6.38%,
6/01/29 (b) 1,583
1,300,000 NCL Corp. Ltd. 144A, 5.88%, 3/15/26 (b) 1,126
510,000 Royal Caribbean Cruises Ltd. 144A, 5.38%,
7/15/27 (b) 444
1,000,000 Royal Caribbean Cruises Ltd. 144A, 5.50%,
8/31/26 (b) 896
900,000 Royal Caribbean Cruises Ltd. 144A, 5.50%,
4/01/28 (b) 775
1,300,000 Royal Caribbean Cruises Ltd. 144A, 11.63%,
8/15/27 (b) 1,381
2,200,000 Scientific Games Holdings LP/Scientific Games
U.S. FinCo Inc. 144A, 6.63%, 3/01/30 (b) 1,962
1,800,000 Travel + Leisure Co. 144A, 4.50%, 12/01/29 (b) 1,551
1,500,000 Travel + Leisure Co. , 6.00%, 4/01/27  1,474
1,500,000 Wynn Las Vegas LLC/Wynn Las Vegas Capital
Corp. 144A, 5.50%, 3/01/25 (b) 1,460
28,941
Media  (9%)
2,300,000 Altice Financing SA 144A, 5.00%, 1/15/28 (b) 1,958
1,500,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.25%, 2/01/31 (b) 1,251
1,000,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.25%, 1/15/34 (b) 781
1,500,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.50%, 8/15/30 (b) 1,283
1,000,000 CCO Holdings LLC/CCO Holdings Capital
Corp. , 4.50%, 5/01/32  829
1,000,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.50%, 6/01/33 (b) 814
2,100,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.75%, 3/01/30 (b) 1,837
2,000,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.75%, 2/01/32 (b) 1,703
2,550,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 5.38%, 6/01/29 (b) 2,362
2,940,000 Cogent Communications Group Inc. 144A,
7.00%, 6/15/27 (b) 2,914
2,000,000 CSC Holdings LLC 144A, 4.13%, 12/01/30 (b) 1,482
2,600,000 CSC Holdings LLC 144A, 5.75%, 1/15/30 (b) 1,641

Payden Mutual Funds
Payden High Income Fund
continued
Principal
or Shares Security Description
Value
(000)
500,000 CSC Holdings LLC 144A, 6.50%, 2/01/29 (b) $ 433
1,500,000 Directv Financing LLC/Directv Financing Co.-
Obligor Inc. 144A, 5.88%, 8/15/27 (b) 1,361
1,000,000 DISH DBS Corp. , 5.13%, 6/01/29  637
2,300,000 DISH DBS Corp. 144A, 5.25%, 12/01/26 (b) 1,987
1,350,000 DISH DBS Corp. 144A, 5.75%, 12/01/28 (b) 1,107
1,000,000 DISH DBS Corp. , 7.38%, 7/01/28  720
1,500,000 DISH DBS Corp. , 7.75%, 7/01/26  1,220
3,500,000 Endurance International Group Holdings Inc.
144A, 6.00%, 2/15/29 (b) 2,492
1,500,000 Gen Digital Inc. 144A, 7.13%, 9/30/30 (b) 1,525
2,400,000 Go Daddy Operating Co. LLC/GD Finance Co.
Inc. 144A, 3.50%, 3/01/29 (b) 2,079
3,000,000 Gray Escrow II Inc. 144A, 5.38%, 11/15/31 (b) 2,311
1,000,000 Gray Television Inc. 144A, 4.75%, 10/15/30 (b) 739
2,500,000 Lamar Media Corp. , 4.88%, 1/15/29  2,356
3,000,000 LCPR Senior Secured Financing DAC 144A,
5.13%, 7/15/29 (b) 2,644
1,300,000 Match Group Holdings II LLC 144A, 3.63%,
10/01/31 (b) 1,045
1,500,000 Match Group Holdings II LLC 144A, 4.63%,
6/01/28 (b) 1,381
2,500,000 McGraw-Hill Education Inc. 144A, 8.00%,
8/01/29 (b) 2,148
2,000,000 News Corp. 144A, 5.13%, 2/15/32 (b) 1,886
2,500,000 Nexstar Media Inc. 144A, 4.75%, 11/01/28 (b) 2,260
1,700,000 Scripps Escrow Inc. 144A, 5.88%, 7/15/27 (b) 1,519
1,000,000 Sinclair Television Group Inc. 144A, 4.13%,
12/01/30 (b) 796
2,000,000 Sinclair Television Group Inc. 144A, 5.50%,
3/01/30 (b)(e) 1,598
2,500,000 Sirius XM Radio Inc. 144A, 4.13%, 7/01/30 (b) 2,147
2,000,000 Uber Technologies Inc. 144A, 4.50%,
8/15/29 (b) 1,784
2,000,000 Univision Communications Inc. 144A, 7.38%,
6/30/30 (b) 1,964
1,500,000 Virgin Media Secured Finance PLC 144A,
5.50%, 5/15/29 (b) 1,393
60,387
Oil, Gas & Consumable Fuels  (3%)
1,500,000 Continental Resources Inc. 144A, 5.75%,
1/15/31 (b) 1,475
2,975,000 Crescent Energy Finance LLC 144A, 9.25%,
2/15/28 (b) 2,974
2,975,000 Diamondback Energy Inc. , 6.25%, 3/15/33  3,169
3,100,000 Energy Transfer LP , 6.25%, 4/15/49  3,154
3,050,000 Targa Resources Corp. , 6.25%, 7/01/52  3,098
1,350,000 Var Energi ASA 144A, 8.00%, 11/15/32 (b) 1,455
2,030,000 W&T Offshore Inc. 144A, 11.75%, 2/01/26 (b) 2,058
17,383
Real Estate  (4%)
3,600,000 Apollo Commercial Real Estate Finance Inc.
144A, 4.63%, 6/15/29 (b) 2,952
2,100,000 Brandywine Operating Partnership LP , 7.55%,
3/15/28  2,110
2,500,000 Brookfield Residential Properties Inc./Brookfield
Residential U.S. LLC 144A, 5.00%, 6/15/29 (b) 1,989
1,180,000 Diversified Healthcare Trust , 4.75%, 2/15/28  721
2,500,000 Iron Mountain Inc. 144A, 4.88%, 9/15/29 (b) 2,261
1,500,000 Iron Mountain Inc. 144A, 5.25%, 3/15/28 (b) 1,428
2,950,000 Kennedy-Wilson Inc. , 4.75%, 3/01/29  2,482
1,600,000 Kennedy-Wilson Inc. , 4.75%, 2/01/30  1,315
Principal
or Shares Security Description
Value
(000)
3,500,000 Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp. 144A, 4.75%, 6/15/29 (b) $ 2,913
2,500,000 MPT Operating Partnership LP/MPT Finance
Corp. , 3.33%, 3/24/25 EUR (a) 2,394
2,000,000 Service Properties Trust , 5.50%, 12/15/27  1,774
1,000,000 Service Properties Trust , 7.50%, 9/15/25  985
1,500,000 Uniti Group LP/Uniti Group Finance Inc./CSL
Capital LLC 144A, 4.75%, 4/15/28 (b) 1,228
2,500,000 XHR LP 144A, 4.88%, 6/01/29 (b) 2,222
26,774
Retail  (5%)
2,850,000 1011778 BC ULC/New Red Finance Inc. 144A,
4.00%, 10/15/30 (b) 2,430
3,500,000 Arko Corp. 144A, 5.13%, 11/15/29 (b) 2,780
2,000,000 Asbury Automotive Group Inc. 144A, 4.63%,
11/15/29 (b) 1,767
2,500,000 Asbury Automotive Group Inc. 144A, 5.00%,
2/15/32 (b) 2,159
1,000,000 Bath & Body Works Inc. 144A, 6.63%,
10/01/30 (b) 979
1,100,000 Bath & Body Works Inc. , 6.88%, 11/01/35  1,004
650,000 Bath & Body Works Inc. , 7.50%, 6/15/29 (e) 660
2,500,000 Dealer Tire LLC/DT Issuer LLC 144A, 8.00%,
2/01/28 (b) 2,306
3,700,000 Evergreen Acqco 1 LP/TVI Inc. 144A, 9.75%,
4/26/28 (b) 3,646
4,750,000 Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co. Inc. 144A, 6.75%,
1/15/30 (b) 3,948
2,000,000 FirstCash Inc. 144A, 4.63%, 9/01/28 (b) 1,800
1,750,000 FirstCash Inc. 144A, 5.63%, 1/01/30 (b) 1,603
2,000,000 Group 1 Automotive Inc. 144A, 4.00%,
8/15/28 (b) 1,762
2,000,000 Kontoor Brands Inc. 144A, 4.13%, 11/15/29 (b) 1,732
1,300,000 Macy's Retail Holdings LLC 144A, 5.88%,
4/01/29 (b) 1,211
2,600,000 Sonic Automotive Inc. 144A, 4.88%,
11/15/31 (b) 2,080
1,000,000 Yum! Brands Inc. , 4.63%, 1/31/32  911
2,000,000 Yum! Brands Inc. , 5.38%, 4/01/32  1,900
34,678
Service  (4%)
2,150,000 ADT Security Corp. 144A, 4.13%, 8/01/29 (b) 1,917
2,016,000 Adtalem Global Education Inc. 144A, 5.50%,
3/01/28 (b) 1,879
2,500,000 Albion Financing 1 Sarl/Aggreko Holdings Inc.
144A, 6.13%, 10/15/26 (b) 2,247
1,285,000 Ashtead Capital Inc. 144A, 5.55%, 5/30/33 (b) 1,291
1,500,000 Avis Budget Car Rental LLC/Avis Budget
Finance Inc. 144A, 5.75%, 7/15/27 (b)(e) 1,411
2,600,000 Carriage Services Inc. 144A, 4.25%, 5/15/29 (b) 2,143
2,000,000 Cimpress PLC 144A, 7.00%, 6/15/26 (b) 1,392
2,950,000 Covanta Holding Corp. 144A, 4.88%,
12/01/29 (b) 2,582
1,180,000 Hertz Corp. 144A, 4.63%, 12/01/26 (b) 1,052
2,500,000 Madison IAQ LLC 144A, 5.88%, 6/30/29 (b) 1,987
1,500,000 Neptune Bidco U.S. Inc. 144A, 9.29%,
4/15/29 (b) 1,460
2,100,000 Prime Security Services Borrower LLC/Prime
Finance Inc. 144A, 6.25%, 1/15/28 (b) 1,994
2,000,000 PROG Holdings Inc. 144A, 6.00%, 11/15/29 (b) 1,697

Principal
or Shares Security Description
Value
(000)
1,000,000 United Rentals North America Inc. , 3.88%,
2/15/31  $ 881
23,933
Technology  (4%)
4,000,000 Castle U.S. Holding Corp. 144A, 9.50%,
2/15/28 (b) 1,542
2,000,000 Central Parent Inc./CDK Global Inc. 144A,
7.25%, 6/15/29 (b) 1,997
2,600,000 Cloud Software Group Holdings Inc. 144A,
6.50%, 3/31/29 (b) 2,285
2,600,000 Consensus Cloud Solutions Inc. 144A, 6.50%,
10/15/28 (b) 2,438
2,500,000 Dun & Bradstreet Corp. 144A, 5.00%,
12/15/29 (b) 2,217
3,000,000 Elastic NV 144A, 4.13%, 7/15/29 (b) 2,571
3,500,000 NCR Corp. 144A, 5.25%, 10/01/30 (b) 3,031
2,000,000 Presidio Holdings Inc. 144A, 8.25%, 2/01/28 (b) 1,926
3,500,000 Science Applications International Corp. 144A,
4.88%, 4/01/28 (b) 3,285
1,319,625 Seagate HDD Cayman 144A, 9.63%,
12/01/32 (b) 1,496
2,500,000 ZoomInfo Technologies LLC/ZoomInfo Finance
Corp. 144A, 3.88%, 2/01/29 (b) 2,160
24,948
Telecommunications  (3%)
3,000,000 Advantage Sales & Marketing Inc. 144A, 6.50%,
11/15/28 (b) 2,284
3,000,000 Altice France SA 144A, 5.13%, 7/15/29 (b) 2,359
2,500,000 Altice France SA , 5.88%, 2/01/27 EUR (a)(f) 2,472
1,000,000 Frontier Communications Holdings LLC 144A,
5.88%, 10/15/27 (b) 956
1,000,000 Frontier Communications Holdings LLC 144A,
6.00%, 1/15/30 (b) 823
1,500,000 Frontier Communications Holdings LLC 144A,
6.75%, 5/01/29 (b) 1,288
2,500,000 Level 3 Financing Inc. 144A, 4.25%, 7/01/28 (b) 1,984
2,700,000 Lumen Technologies Inc. 144A, 4.50%,
1/15/29 (b) 1,819
1,000,000 Lumen Technologies Inc. P, 7.60%, 9/15/39  676
2,500,000 Stagwell Global LLC 144A, 5.63%, 8/15/29 (b) 2,194
2,200,000 Telecom Italia Capital SA , 6.38%, 11/15/33  1,873
1,500,000 Vmed O2 UK Financing I PLC 144A, 4.25%,
1/31/31 (b) 1,254
19,982
Transportation  (2%)
1,000,000 American Airlines Inc. 144A, 11.75%,
7/15/25 (b) 1,114
3,000,000 American Airlines Inc./AAdvantage Loyalty IP
Ltd. 144A, 5.75%, 4/20/29 (b) 2,906
2,000,000 Delta Air Lines Inc. , 3.75%, 10/28/29 (e) 1,772
2,500,000 First Student Bidco Inc./First Transit Parent Inc.
144A, 4.00%, 7/31/29 (b) 2,085
1,700,000 Fortress Transportation and Infrastructure
Investors LLC 144A, 5.50%, 5/01/28 (b) 1,498
1,000,000 Fortress Transportation and Infrastructure
Investors LLC 144A, 9.75%, 8/01/27 (b) 1,029
685,200 MV24 Capital BV 144A, 6.75%, 6/01/34 (b) 655
1,025,000 United Airlines Holdings Inc. , 5.00%,
2/01/24 (e) 1,021
Principal
or Shares Security Description
Value
(000)
2,170,500 United Airlines Pass-Through Trust 20-1, B,
4.88%, 1/15/26  $ 2,117
14,197
Utility  (2%)
500,000 Calpine Corp. 144A, 4.50%, 2/15/28 (b) 462
1,500,000 Calpine Corp. 144A, 4.63%, 2/01/29 (b) 1,306
1,000,000 Calpine Corp. 144A, 5.13%, 3/15/28 (b) 907
2,500,000 Clearway Energy Operating LLC 144A, 4.75%,
3/15/28 (b) 2,361
3,000,000 Energizer Gamma Acquisition BV , 3.50%,
6/30/29 EUR (a)(f) 2,676
2,500,000 NRG Energy Inc. 144A, 3.38%, 2/15/29 (b) 2,070
2,500,000 Pattern Energy Operations LP/Pattern Energy
Operations Inc. 144A, 4.50%, 8/15/28 (b) 2,297
1,000,000 PG&E Corp. , 5.00%, 7/01/28  938
2,500,000 Vistra Operations Co. LLC 144A, 5.00%,
7/31/27 (b) 2,356
15,373
Total Corporate Bond (Cost - $608,635)
560,778
Mortgage Backed (2%
)
4,100,000 Connecticut Avenue Securities Trust 2019-HRP1
144A, (1 mo. LIBOR USD + 9.250%), 13.76%,
11/25/39 (b)(c) 3,940
1,982,269 Fannie Mae Connecticut Avenue Securities 2016-
C02, (1 mo. LIBOR USD + 12.250%), 16.76%,
9/25/28 (c) 2,232
1,976,909 Fannie Mae Connecticut Avenue Securities 2016-
C04, (1 mo. LIBOR USD + 10.250%), 14.76%,
1/25/29 (c) 2,089
1,726,105 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-DNA2, (1 mo. LIBOR USD +
11.250%), 15.76%, 10/25/29 (c) 1,774
1,814,495 STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
USD + 11.750%), 16.26%, 5/25/43 (b)(c) 1,949
1,550,000 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 10.500%), 15.01%, 2/25/47 (b)(c) 1,665
Total Mortgage Backed (Cost - $13,191)
13,649
Stocks (1%)
Common Stock (1%
)
17,000 Antero Resources Corp.(h) 490
68,200 Comstock Resources Inc. 829
20,000 EQT Corp. 653
5,425 Nabors Industries Ltd.(h) 963
37,300 Range Resources Corp. 933
236,000 Southwestern Energy Co.(h) 1,303
10,900 Vital Energy Inc.(h) 614
5,785
Preferred Stock (0%
)
60 Chase Auto Owner Trust,  0.00% 1,152
80 Santander Consumer Auto Receivables Trust
2021-C,  0.00% 1,082
2,234
Total Stocks (Cost - $9,469) 8,019
Investment Company (8%
)
45,578,282 Payden Cash Reserves Money Market Fund* 45,578
368,034 Payden Floating Rate Fund, SI Class* 3,541
Total Investment Company (Cost - $49,078)
49,119
Total Investments (Cost - $712,496) (103%)
662,741
Liabilities in excess of Other Assets (-3%)
(16,279)
Net Assets (100%) $ 646,462

Payden Mutual Funds
Payden High Income Fund
continued
* Affiliated investment.
(a) Principal in foreign currency.
(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(c) Floating rate security. The rate shown reflects the rate in effect at January
31, 2023.
(d) Floating rate security. The rate shown reflects the rate in effect at January 31,
2023. The stated maturity is subject to prepayments.
(e) All or a portion of these securities are on loan. At January 31, 2023, the total market value of the Fund’s securities on loan is $12,195 and the total market value of the collateral held by the Fund is $12,695. Amounts in 000s.
(f) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(g) Perpetual security with no stated maturity date.
(h) Non-income producing
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
EUR 240
USD  243 Citibank, N.A. 03/15/2023 $ 19
USD 2,305
CAD  2,989 Citibank, N.A. 03/15/2023 58
77
Liabilities:
EUR 1,440 USD  1,577 State Street Bank & Trust Co. 03/15/2023 (7)
USD 3,192 EUR  3,075 Citibank, N.A. 03/15/2023 (160)
USD 25,755 EUR  25,798 State Street Bank & Trust Co. 03/15/2023 (2,369)
(2,536)
Net Unrealized Appreciation (Depreciation)
$(2,459)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
3-Year Interest Rate Swap, Pay Fixed 2.640% Annually,
Receive Variable 1.906% (ESTRON) Annually 07/31/2025 EUR 2,500 $14 $1 $13
3-Year Interest Rate Swap, Pay Fixed 2.640% Annually,
Receive Variable 1.906% (ESTRON) Annually 03/24/2025 EUR 2,500 15 – 15
3-Year SOFR Swap, Receive Fixed 4.340% Annually, Pay
Variable 4.300% (SOFRRATE) Annually 07/31/2025 USD 2,560 23 1 22
3-Year SOFR Swap, Receive Fixed 4.430% Annually, Pay
Variable 4.300% (SOFRRATE) Annually 03/24/2025 USD 2,550 16 – 16
4-Year Interest Rate Swap, Pay Fixed 2.630% Annually,
Receive Variable 1.906% (ESTRON) Annually 02/01/2026 EUR 1,000 5 – 5
4-Year Interest Rate Swap, Pay Fixed 2.630% Annually,
Receive Variable 1.906% (ESTRON) Annually 04/15/2026 EUR 2,500 10 1 9
4-Year Interest Rate Swap, Pay Fixed 2.640% Annually,
Receive Variable 1.906% (ESTRON) Annually 11/21/2026 EUR 1,000 3 1 2
4-Year SOFR Swap, Receive Fixed 4.110% Annually, Pay
Variable 4.300% (SOFRRATE) Annually 11/21/2026 USD 1,030 19 1 18
4-Year SOFR Swap, Receive Fixed 4.200% Annually, Pay
Variable 4.300% (SOFRRATE) Annually 04/15/2026 USD 2,570 36 1 35
4-Year SOFR Swap, Receive Fixed 4.230% Annually, Pay
Variable 4.300% (SOFRRATE) Annually 02/01/2026 USD 1,030 13 1 12
5-Year Interest Rate Swap, Pay Fixed 2.640% Annually,
Receive Variable 1.906% (ESTRON) Annually 02/01/2027 EUR 1,500 2 – 2

Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
5-Year SOFR Swap, Receive Fixed 4.080% Annually, Pay
Variable 4.300% (SOFRRATE) Annuall 02/01/2027 USD 1,550 30 1 29
6-Year Interest Rate Swap, Pay Fixed 2.650% Annually,
Receive Variable 1.906% (ESTRON) Annually 04/30/2028 EUR 3,500 (8) 4 (12)
6-Year Interest Rate Swap, Pay Fixed 2.660% Annually,
Receive Variable 1.906% (ESTRON) Annually 10/31/2028 EUR 3,000 (13) – (13)
6-Year Interest Rate Swap, Pay Fixed 2.660% Annually,
Receive Variable 1.906% (ESTRON) Annually 09/01/2028 EUR 3,000 (12) – (12)
6-Year Interest Rate Swap, Pay Fixed 2.660% Annually,
Receive Variable 1.906% (ESTRON) Annually 08/15/2028 EUR 3,000 (11) 1 (12)
6-Year SOFR Swap, Receive Fixed 3.940% Annually, Pay
Variable 4.300% (SOFRRATE) Annually 10/31/2028 USD 3,120 92 1 91
6-Year SOFR Swap, Receive Fixed 3.950% Annually, Pay
Variable 4.300% (SOFRRATE) Annually 09/01/2028 USD 3,120 89 2 87
6-Year SOFR Swap, Receive Fixed 3.950% Annually, Pay
Variable 4.300% (SOFRRATE) Annually 08/15/2028 USD 3,120 88 – 88
6-Year SOFR Swap, Receive Fixed 3.970% Annually, Pay
Variable 4.300% (SOFRRATE) Annually 04/30/2028 USD 3,630 97 2 95
7-Year Interest Rate Swap, Pay Fixed 2.660% Annually,
Receive Variable 1.906% (ESTRON) Annually 06/30/2029 EUR 3,000 (18) 3 (21)
7-Year Interest Rate Swap, Pay Fixed 2.660% Annually,
Receive Variable 1.906% (ESTRON) Annually 04/15/2029 EUR 2,000 (11) – (11)
7-Year SOFR Swap, Receive Fixed 3.890% Annually, Pay
Variable 4.300% (SOFRRATE) Annually 06/30/2029 USD 3,130 101 2 99
7-Year SOFR Swap, Receive Fixed 3.900% Annually, Pay
Variable 4.300% (SOFRRATE) Annually 04/15/2029 USD 2,080 65 – 65
$645 $23 $622